401(k) Plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
401(k) Plan
Note 13. 401(k) Plan
In 2021, we
established a defined-contribution savings plan under Section 401(k) of the Internal Revenue Code of 1986, as amended (“Code”). The 401(k) Plan covers all employees who meet defined minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pretax basis. We have not made any contributions to the 401(k) Plan for the year ended December 31, 202
1
.